Property, Plant and Equipment (Details)		12 Months Ended
		Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 12, 2020 USD ($)	Jun. 11, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Balance		$ 14,025,665	$ 14,168,326
Mill storage extension fee payable				$ 50,000	$ 150,000	$ 250,000	$ 324,700	$ 250,000
Balance		14,019,532	14,025,665
Carrying amounts		14,019,532	14,025,665				14,168,326
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance		13,477	17,638
Balance		9,775	13,477
Carrying amounts		9,775	13,477				17,638
Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance		10,557	14,678
Balance		6,829	10,557
Carrying amounts		6,829	10,557				14,678
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance		18,813	19,749
Balance		22,961	18,813
Carrying amounts		22,961	18,813				19,749
Geological library [member]
IfrsStatementLineItems [Line Items]
Balance		1,226	1,532
Balance		981	1,226
Carrying amounts		981	1,226				1,532
Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance		13,026	16,283
Balance		10,420	13,026
Carrying amounts		10,420	13,026				16,283
Mill Equipment [member]
IfrsStatementLineItems [Line Items]
Balance		13,968,566	14,098,446
Balance		13,968,566	13,968,566
Carrying amounts		13,968,566	13,968,566				14,098,446
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance		14,879,672	15,002,769
Additions/reduction (1)	[1]	10,505	(123,097)
Balance		14,890,177	14,879,672
Carrying amounts		14,890,177	14,879,672				15,002,769
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance		198,607	197,351
Additions/reduction (1)	[1]	374	1,256
Balance		198,981	198,607
Carrying amounts		198,981	198,607				197,351
Gross carrying amount [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance		158,219	158,219
Additions/reduction (1)	[1]
Balance		158,219	158,219
Carrying amounts		158,219	158,219				158,219
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance		256,873	251,346
Additions/reduction (1)	[1]	10,131	5,527
Balance		267,004	256,873
Carrying amounts		267,004	256,873				251,346
Gross carrying amount [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance		51,760	51,760
Additions/reduction (1)	[1]
Balance		51,760	51,760
Carrying amounts		51,760	51,760				51,760
Gross carrying amount [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance		245,647	245,647
Additions/reduction (1)	[1]
Balance		245,647	245,647
Carrying amounts		245,647	245,647				245,647
Gross carrying amount [member] | Mill Equipment [member]
IfrsStatementLineItems [Line Items]
Balance		13,968,566	14,098,446
Additions/reduction (1)	[1]		(129,880)
Balance		13,968,566	13,968,566
Carrying amounts		13,968,566	13,968,566				14,098,446
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance		854,007	834,443
Depreciation		16,638	19,564
Balance		870,645	854,007
Carrying amounts		870,645	854,007				834,443
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance		185,130	179,713
Depreciation		4,076	5,417
Balance		189,206	185,130
Carrying amounts		189,206	185,130				179,713
Accumulated depreciation, amortisation and impairment [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance		147,662	143,541
Depreciation		3,728	4,121
Balance		151,390	147,662
Carrying amounts		151,390	147,662				143,541
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance		238,060	231,597
Depreciation		5,983	6,463
Balance		244,043	238,060
Carrying amounts		244,043	238,060				231,597
Accumulated depreciation, amortisation and impairment [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance		50,534	50,228
Depreciation		245	306
Balance		50,779	50,534
Carrying amounts		50,779	50,534				50,228
Accumulated depreciation, amortisation and impairment [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance		232,621	229,364
Depreciation		2,606	3,257
Balance		235,227	232,621
Carrying amounts		235,227	232,621				229,364
Accumulated depreciation, amortisation and impairment [member] | Mill Equipment [member]
IfrsStatementLineItems [Line Items]
Balance
Depreciation
Balance
Carrying amounts

[1]	At December 31, 2019, the Company accrued in accounts payable USD$250,000 ($324,700) for a storage extension fee of the mill equipment in Alaska to October 31, 2020. On June 12, 2020, the landlord agreed to reduce the storage fee from USD$250,000 to USD$150,000 that resulted in a USD$100,000 ($129,880) reduction in capitalized mill equipment in property, plant and equipment. The remaining outstanding storage fee of USD$50,000 is recorded in accounts payable as at December 31, 2020.